Fair Value Measurements - Summary of Plan Assets at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 28,708,611	$ 24,456,899
Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	574,862	633,263
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,098,544
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		16,602,167
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,854,750	7,221,469	$ 6,166,568
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,673,406	633,263
Level 1 | Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	574,862	633,263
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,098,544
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		16,602,167
Level 2 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		16,602,167
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,854,750	7,221,469
Level 3 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,854,750	$ 7,221,469
Investments Measured at NAV | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,180,455